REVISIONS OF PRIOR-YEAR COMPARATIVE AMOUNTS	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Equity [Abstract]
REVISIONS OF PRIOR-YEAR COMPARATIVE AMOUNTS

NOTE 24 – REVISIONS OF PRIOR-YEAR COMPARATIVE AMOUNTS

During the preparation of the consolidated financial statements for the year ended June 30, 2025, management identified errors in the classification of certain share-based compensation arrangements and equity balances in the previously issued unaudited condensed consolidated financial statements for the period ended March 31, 2025. As a result, the Company has revised certain prior-year comparative amounts to correct these errors. The Company evaluated these adjustments in accordance with ASC 250-10-45-22 through 45-26 and concluded that the revision was required to correct errors in the application of ASC 718, specifically related to the classification of certain equity-related balances. Management determined that certain share-based compensation arrangements for which the service inception period had commenced, but the grant-date criteria under ASC 718 had not yet been met, were previously presented within stockholders’ equity. Under ASC 718, when the grant date has not occurred but services have begun, the related cost attribution should be recognized as a liability until the grant-date criteria are satisfied. Accordingly, the Company has revised the comparative Statement of Changes in Equity as of March 31, 2025 to reclassify the related accrued share-based compensation amounts from stockholders’ equity to current liabilities.

In addition, the Company adjusted the presentation of certain equity related accounts to reflect their appropriate classification in accordance with U.S. GAAP. The Company further evaluated whether the identified errors were material to the previously issued unaudited condensed financial statements in accordance with ASC 250 and Staff Accounting Bulletin No. 99. Based on this evaluation, the Company determined that the errors were not material, either individually or in the aggregate, to the prior period financial statements and did not materially impact trends in results of operations, compliance with regulatory requirements, or key financial metrics. Accordingly, the Company concluded that a revision of certain comparatives included in the current filing relating to prior period unaudited condensed financial statements (commonly referred to as a “little ‘r’ restatement”) was appropriate and has revised the prior period unaudited condensed financial statements in the current filing to correct these errors and enhance transparency.

Equity and Share-Based Compensation Presentation

Certain balances previously presented as common stock to be issued were combined with common stock issued and common stock to be cancelled were combined within additional paid-in capital in the unaudited condensed consolidated statements of changes in stockholders’ equity to reflect issued share capital on a consistent basis.

Certain share-based compensation arrangements with a non-employee for which the service inception period had not yet commenced, but for which the grant-date criteria under ASC 718 had been satisfied as of December 31, 2024, were previously presented within stockholders’ equity as deferred stock-based compensation as at December 31, 2024. Upon further evaluation, management determined that the related compensation cost should be classified as prepaid share-based compensation as at December 31, 2024 as the grant-date criteria was met as at that reporting date and the shares were committed to be issued. Accordingly, these amounts previously included as deferred stock-based compensation in stockholders’ equity as of December 31, 2024 were reclassified to prepaid share-based compensation in the consolidated balance sheet as at December 31, 2024, resulting in a corresponding change to the stockholders’ equity balance as at December 31, 2024.

Certain share-based compensation arrangements for which the service inception period had commenced, but for which the grant-date criteria under ASC 718 had not yet been satisfied, were previously presented within stockholders’ equity. Upon further evaluation, management determined that the related compensation cost should be classified as a current liability until the grant-date criteria are met. Accordingly, certain amounts previously included in stockholders’ equity as of July 1, 2024 (June 30, 2024) were reclassified to current liabilities in the consolidated balance sheet, resulting in a corresponding change to the opening stockholders’ equity balance.

The revisions described above had no impact on previously reported net loss, earnings per share, total assets, or total cash flows. However, it resulted in changes to the classification and presentation of certain line items within the consolidated statements of changes in stockholders’ equity.

Consolidated statements of changes in stockholders’ equity line item

	Common stock		Common stock to be	Common stock to be	Deferred stock-based	Additional paid-in
	No. of shares	Amount	issued	cancelled	compensation	capital	Total
Balance as of July 1, 2024
- As previously reported	1,222,245,276	$1,199,358	$22,887	$(375)	$-	$49,921,380	$37,591,140
- Revisions	(898,690)	$21,988	$(22,887)	$375	$-	$(274,346)	$(274,870)
- As revised	1,221,346,586	$1,221,346	$-	$-	$-	$49,647,034	$37,316,270
Shares issued for private placement
- As previously reported	6,024,439	$6,024	$-	$-	$-	$577,976	$584,000
- Revisions	3,277,775	$3,278	$-	$-	$-	$316,722	$320,000
- As revised	9,302,214	$9,302	$-	$-	$-	$894,698	$904,000
Share issued for previously committed private placement
- As previously reported	-	$21,988	$(21,988)	$-	$-	$-	$-
- Revisions	-	$(21,988)	$21,988	$-	$-	$-	$-
- As revised	-	$-	$-	$-	$-	$-	$-
Shares issued to service provider
- As previously reported	2,302,890	$2,303	$-	$-	$-	$788,506	$790,809
- Revisions	5,053,660	$5,053	$-	$-	$-	$879,186	$884,239
- As revised	7,356,550	$7,356	$-	$-	$-	$1,667,692	$1,675,048
Shares issued for previously committed issued to service provider
- As previously reported	-	$397	$(397)	$-	$-	$-	$-
- Revisions	-	$(397)	$397	$-	$-	$-	$-
- As revised	-	$-	$-	$-	$-	$-	$-
Shares issued for previously committed issued to employee
- As previously reported	-	$502	$(502)	$-	$-	$-	$-
- Revisions	-	$(502)	$502	$-	$-	$-	$-
- As revised	-	$-	$-	$-	$-	$-	$-
Shares issued to employee
- As previously reported	1,518,420	$1,518	$-	$-	$-	$409,213	$410,731
- Revisions	551,580	$552	$-	$-	$-	$(165,968)	$(165,416)
- As revised	2,070,000	$2,070	$-	$-	$-	$243,245	$245,315
Shares to be issued for private placement
- As previously reported	3,277,775	$-	$3,278	$-	$-	$316,722	$320,000
- Revisions	(3,277,775)	$-	$(3,278)	$-	$-	$(316,722)	$(320,000
- As revised	-	$-	$-	$-	$-	$-	$-
Shares to be issued to service provider
- As previously reported	4,656,550	$-	$4,656	$-	$(745,048)	$740,392	$-
- Revisions	(4,656,550)	$-	$(4,656)	$-	$745,048	$(740,392)	$-
- As revised	-	$-	$-	$-	$-	$-	$-
Shares to be issued to employee
- As previously reported	50,000	$-	$50	$-	$-	$9,230	$9,280
- Revisions	(50,000)	$-	$(50)	$-	$-	$(9,230)	$(9,280)
- As revised	-	$-	$-	$-	$-	$-	$-
Share based compensation to employee
- As previously reported	-	$-	$-	$-	$-	$-	$-
- Revisions	-	$-	$-	$-	$-	$92,044	$92,044
- As revised	-	$-	$-	$-	$-	$92,044	$92,044
Balance as of December 31, 2024
- As previously reported	1,249,280,892	$1,241,296	$7,984	$(375)	$(745,048)	$53,385,101	$37,958,212
- Revisions	-	$7,984	$(7,984)	$375	$745,048	$(218,706)	$526,717
- As revised	1,249,280,892	$1,249,280	$-	$-	$-	$53,166,395	$38,484,929
Shares issued for private placement
- As previously reported	3,905,555	$3,906	$-	$-	$-	$386,094	$390,000
- Revisions	183,333	$183	$-	$-	$-	$24,817	$25,000
- As revised	4,088,888	$4,089	$-	$-	$-	$410,911	$415,000
Share issued for previously committed private placement
- As previously reported	-	$3,278	$(3,278)	$-	$-	$-	$-
- Revisions	-	$(3,278)	$3,278	$-	$-	$-	$-
- As revised	-	$-	$-	$-	$-	$-	$-
Shares issued for previously committed issued to service provider
- As previously reported	-	$4,656	$(4,656)	$-	$745,048	$-	$745,048
- Revisions	-	$(4,656)	$4,656	$-	$(745,048)	$-	$(745,048)
- As revised	-	$-	$-	$-	$-	$-	$-
Shares issued for previously committed issued to employee
- As previously reported	-	$50	$(50)	$-	$-	$-	$-
- Revisions	-	$(50)	$50	$-	$-	$-	$-
- As revised	-	$-	$-	$-	$-	$-	$-
Shares to be issued for private placement
- As previously reported	183,333	$-	$183	$-	$-	$24,817	$25,000
- Revisions	(183,333)	$-	$(183)	$-	$-	$(24,817)	$(25,000)
- As revised	-	$-	$-	$-	$-	$-	$-
Share based compensation to employee
- As previously reported	-	$-	$-	$-	$-	$-	$-
- Revisions	-	$-	$-	$-	$-	$92,331	$92,331
- As revised	-	$-	$-	$-	$-	$92,331	$92,331
Balance as of March 31, 2025
- As previously reported	1,253,169,780	$1,252,986	$183	$(375)	$-	$53,776,212	$37,942,163
- Revisions	-	$183	$(183)	$375	$-	$(126,375)	$(126,000)
- As revised	1,253,169,780	$1,253,169	$-	$-	$-	$53,649,837	$37,816,163

The revised presentation reflects the correction of classification errors described above, as well as related adjustments to improve the consistency and comparability of the Company’s financial statement presentation between periods.

In the consolidated statements of operations and comprehensive loss, the weighted average shares of common stock outstanding for the three months ended March 31, 2025 were also revised compared to the amounts previously reported in the Company’s Quarterly Report on Form 10-Q for the period ended March 31, 2025.

In connection with the revisions, the Company also reclassified certain lease-related and stock-based compensation cash flow amounts within the consolidated statements of cash flows to conform to the current year presentation. These revisions include the correction of classification errors related to certain lease-related cash flows previously misclassified between operating and financing activities, revisions to the classification of stock-based compensation between non-employee and employee categories, and expanded supplemental cash flow disclosures, including interest paid and noncash investing and financing activities.

These revisions were made in accordance with ASC 842, Leases, ASC 718, Compensation-Stock Compensation, and ASC 230, Statement of Cash Flows, and did not impact the total net change in cash for the period.

Consolidated statements of cash flows line item	As previously reported	Revisions	As revised

Stock-based compensation-nonemployee	$1,002,807	$(5,339)	$997,468
Stock-based compensation-employee	$288,673	$5,339	$294,012
Operating lease expense	$5,368	$21,846	$27,214
Repayment of operating lease liabilities	$-	$(27,214)	$(27,214)
Total cash flows from operating activities	$(2,585,890)	$(5,368)	$(2,591,258)

Lease interest paid	$(5,368)	$5,368	$-
Total cash flows from financing activities	$325,052	$(5,368)	$330,420
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	$-	$16,247	$16,247
SUPPLEMENTAL NONCASH DISCLOSURE:
Share issuance for employee compensation	$-	$294,011	$294,011
Promissory note to related party settled by Company’s common stock	$-	$675,888	$675,888

During the preparation of the condensed consolidated financial statements for the nine-months ended March 31, 2026, management restated the weighted average number of shares (basic and diluted) for the three-months ended March 31, 2025.

Consolidated statements of operations	As previously reported	Revisions	As revised

Weighted average common stock outstanding
- Basic and diluted	1,238,271,472	12,553,853	1,250,825,325

NOTE 24 – REVISIONS OF PRIOR-YEAR COMPARATIVE AMOUNTS

During the preparation of the consolidated financial statements for the year ended June 30, 2025, management identified errors in the classification of certain share-based compensation arrangements and equity balances in the previously issued consolidated financial statements for the year ended June 30, 2024. As a result, the Company has revised certain prior-year comparative amounts to correct these errors.

The Company evaluated these adjustments in accordance with ASC 250-10-45-22 through 45-26 and concluded that the revision was required to correct errors in the application of ASC 718, specifically related to the classification of certain equity-related balances.

Management determined that certain share-based compensation arrangements for which the service inception period had commenced, but the grant-date criteria under ASC 718 had not yet been established, were previously presented within stockholders’ equity. Under ASC 718, when the grant date has not occurred but services have begun, the related cost attribution should be recognized as a liability until the grant-date criteria are satisfied. Accordingly, the Company has revised the comparative balance sheet as of June 30, 2024 to reclassify the related accrued share-based compensation amounts from stockholders’ equity to current liabilities. In addition, the Company adjusted the presentation of certain equity-related accounts to reflect their appropriate classification in accordance with U.S. GAAP.

The Company further evaluated whether the identified errors were material to the previously issued financial statements in accordance with ASC 250 and Staff Accounting Bulletin No. 99. Based on this evaluation, the Company determined that the errors were not material, either individually or in the aggregate, to the prior period financial statements and did not materially impact trends in results of operations, compliance with regulatory requirements, or key financial metrics. Accordingly, the Company concluded that a revision of prior period financial statements (commonly referred to as a “little r” revision) was appropriate and has revised the prior period financial statements in the current filing to correct these errors and enhance transparency.

Equity and Share-Based Compensation Presentation

(i) Certain balances previously presented as Common Stock to be issued were combined with Common Stock issued in the consolidated statements of changes in stockholders’ equity to reflect issued share capital on a consistent basis.

(ii) Balances previously presented as Common Stock to be cancelled and Common Stock subject to forfeiture were reclassified within APIC to appropriately reflect their nature as equity adjustments, for issued fully vested and non-forfeitable stocks issued, which were mutually agreed to be cancelled as of the year end.

(iii) Share-based compensation arrangements for which the service inception period had commenced but the grant-date criteria under ASC 718 had not yet been met were previously presented within stockholders’ equity. Management determined that the related cost attribution should be presented as a current liability until the grant-date criteria are satisfied. Accordingly, these balances have been reclassified from stockholders’ equity to current liabilities in the consolidated balance sheet as of June 30, 2024.

The revisions described above had no impact on previously reported net loss, earnings per share, total assets, or total cash flows. However, it resulted in changes to the classification and presentation of certain line items within the consolidated balance sheet and consolidated statements of changes in stockholders’ equity.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Summary of Restated Comparative Amounts (June 30, 2024)

Consolidated balance sheet line item	As previously reported	Revisions	As revised

Accrued share-based compensation for nonemployee	$-	$139,191	$139,191
Accrued share-based compensation for employee	$-	135,679	135,679
Total current liabilities	$2,478,231	$275,659	$2,753,890
Total liabilities	$2,569,398	$275,659	$2,845,057

Common stock	$1,199,358	$21,988	$1,221,346
Common stock to be issued	$22,887	$(22,887)	$-
Common stock to be cancelled	$(375)	$375	$-
Additional paid-in capital	$49,921,380	$(274,346)	$49,647,034
Total equity	$37,591,140	$(274,870)	$37,316,270
Total equity and liabilities	$40,160,538	$789	$40,161,327

Consolidated statements of changes in stockholders’ equity line item

	Common stock		Common stock to be	Common stock to be	Additional paid-in
	No. of shares	Amount	issued	cancelled	capital	Total
Shares issued for private placement
- As previously reported	22,662,899	$22,663	$-	$-	$2,128,544	$2,151,207
- Revisions	21,988,333	$21,988	$-	$-	$2,145,012	$46,818,232
- As revised	44,651,232	$44,651	$-	$-	$4,273,556	$48,969,439
Shares to be issued for private placement
- As previously reported	21,988,335	$-	$21,988	$-	$2,145,012	$2,167,000
- Revisions	(21,988,335)	$-	$(21,988)	$-	$(2,145,012)	$(2,167,000)
- As revised	-	$-	$-	$-	$-	$-
Common stock subject to forfeiture
- As previously reported	-	$-	$-	$(1,175)	$(175,105)	$(176,280)
- Revisions	-	$-	$-	$1,175	$175,105	$176,280
- As revised	-	$-	$-	$-	$-	$-
Shares cancelled

- As previously reported	(800,000)	$800	$-	$800	$-	$-
- Revisions	295,076	$295	$-	$(800)	$(175,480)	$(175,985)
- As revised	(504,924)	$(505)	$-	$-	$(175,480)	$(175,985)
Shares to be issued to service providers
- As previously reported	397,108	$-	$397	$-	$138,794	$139,191
- Revisions	(397,108)	$-	$(397)	$-	$(138,794)	$(139,191)
- As revised	-	$-	$-	$-	$-	$-
Shares to be issued to employee
- As previously reported	501,580	$-	$502	$-	$135,177	$135,679
- Revisions	(501,580)	$-	$(502)	$-	$(135,177)	$(135,679)
- As revised	-	$-	$-	$-	$-	$-
Reissued shares previously cancelled to service providers
- As previously reported	295,076	$295	$-	$-	$-	$295
- Revisions	(295,076)	$(295)	$-	$-	$-	$(295)
- As revised	-	$-	$-	$-	$-	$-
Balance as of June 30, 2024
- As previously reported	1,222,245,276	$1,199,358	$22,887	$(375)	$49,921,380	$37,591,140
- Revisions	(898,690)	$21,988	$(22,887)	$375	$(274,346)	$(274,870)
- As revised	1,221,346,586	$1,221,346	$-	$-	$49,647,034	$37,316,270

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Summary of Restated Comparative Amounts (June 30, 2024)

The revised presentation reflects the correction of classification errors described above, as well as related adjustments to improve the consistency and comparability of the Company’s financial statement presentation between periods.

In connection with the revisions, the Company made the following adjustments to the presentation of certain line items in the consolidated financial statements as of and for the year ended June 30, 2024:

(i)	The Company reclassified certain related party balances within the consolidated balance sheet to reflect their appropriate classification.

(ii)	The Company reclassified prepaid share-based compensation related to nonemployees to a separate financial statement line item within assets on the consolidated balance sheet to enhance transparency and consistency of presentation.

(iii)	The Company reclassified certain cash flow amounts related to leases within the consolidated statements of cash flows to conform to the current year presentation.

As a result of the above adjustments, comparative amounts for the year ended June 30, 2024 have been revised to reflect the correction of classification errors and to conform to the current year presentation.

Consolidated balance sheet line item	As previously reported	Revisions	As revised

Accounts receivables	$65,960	$789	$66,749
Prepaid share-based compensation-nonemployees	$-	$135,144	$135,144
Prepayments	$222,173	$(200,666)	$26,507
Total current assets	$3,494,419	$(64,733)	$3,429,686

Prepaid share-based compensation-nonemployees	$-	$65,522	$65,522
Total non-current assets	$36,666,119	$65,522	$36,731,641
Total assets	$40,160,538	$789	$40,161,327

Accounts payable	$92,250	$(717)	$91,533
Other payables	$517,189	$(56,177)	$461,012
Amount due to related parties	$327,867	$57,683	$385,550
Total current liabilities	$2,478,231	$275,659	$2,753,890
Total liabilities	$2,569,398	$275,659	$2,845,057

The revisions of the consolidated statements of cash flows includes the correction of classification errors related to certain lease-related cash flows, which were previously misclassified between operating and financing activities. These amounts have been reclassified in accordance with the appropriate guidance under ASC 842, Leases. This correction did not impact the total net change in cash for the period.

Consolidated statements of cash flows line item	As previously reported	Revisions	As revised

Operating lease expense	$45,926	$(17,686)	$28,240
Repayment of operating lease liabilities	$-	$(28,240)	$(28,240)
Total cash flows from operating activities	$(2,042,064)	$(45,926)	$(2,087,990)

Lease interest paid	$(45,926)	$45,926	$-
Total cash flows from financing activities	$4,081,720	$45,926	$4,127,646

In addition, certain narratives within the notes to the consolidated financial statements included in this Amendment No. 1 on Form 10-K/A have been updated to enhance presentation, formatting, consistency, and disclosure clarity, including updates made in response to SEC Staff comments. These revisions did not result in any changes to the Company’s previously reported assets, liabilities, stockholders’ equity, results of operations, net cash flows, or net loss per share.

VERDE RESOURCES, INC.

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

	March 31, 2026	June 30, 2025
ASSETS		Audited
Current assets:
Cash and cash equivalents	$2,129,576	$1,021,112
Short-term investments	-	1,276,484
Accounts receivable	465,029	188,415
Inventories	287,045	284,561
Amount due from related party	-	100
Prepaid share-based compensation-nonemployees	140,604	455,291
Prepayments	85,154	46,605
Other receivables and deposits	9,675	15,647
	3,117,083	3,288,215

Assets held for sale	4,000	4,000

Total current assets	3,121,083	3,292,215

Non-current assets:
Property, plant and equipment, net	1,478,370	1,574,984
Right of use assets, net	407,069	518,375
Intangible assets	33,665,611	33,503,771
Deposits paid	80,000	80,000
Prepaid share-based compensation- nonemployees	187,829	126,047

Total non-current assets	35,818,879	35,803,177

TOTAL ASSETS	$38,939,962	$39,095,392

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$54,423	$55,092
Other payables	350,125	545,963
Deposit and accrued liabilities	48,483	371,837
Accrued share-based compensation for nonemployee	4,750	44,288
Accrued share-based compensation for employee	78,271	44,877
Current portion of operating lease liabilities	40,877	38,311
Amount due to a director	3,033	209,640
Amounts due to related parties	295,457	324,974

Total current liabilities	875,419	1,634,982

Non-current liabilities:
Operating lease liabilities, net of current portion	60,658	91,639

Total non-current liabilities	60,658	91,639

TOTAL LIABILITIES	936,077	1,726,621

Commitments and contingencies	-	-

STOCKHOLDERS’ EQUITY
Preferred stock, $0.001 par value, 50,000,000 shares authorized, none-issued and outstanding	-	-
Common stock, $0.001 par value; 10,000,000,000 shares authorized; 1,302,942,407 and 1,262,680,891 issued and outstanding as of March 31, 2026 and June 30, 2025	1,302,942	1,262,680
Additional paid-in capital	57,553,229	54,530,117
Accumulated other comprehensive loss	(222,369)	(160,809)
Accumulated deficit	(20,627,172)	(18,263,181)
	38,006,630	37,368,807
Non-controlling interest	(2,745)	(36)
Stockholders’ equity	38,003,885	37,368,771

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$38,939,962	$39,095,392

See accompanying notes to unaudited condensed consolidated financial statements.

VERDE RESOURCES, INC.

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

	Three months ended March 31,		Nine months ended March 31,
	2026	2025	2026	2025
Revenue, net	$460,005	$697	$466,953	$128,690

Cost of revenue	296,093	155	298,314	59,303

Gross profit	163,912	542	168,639	69,387

Operating expenses:
Selling, general and administrative expenses	814,904	1,170,355	2,830,308	4,369,233
Other operating expenses	59,000	46,457	172,137	152,273
Total operating expenses	873,904	1,216,812	3,002,445	4,521,506

LOSS FROM OPERATION	(709,992)	(1,216,270)	(2,833,806)	(4,452,119)

Other income (expense):
Interest expense	-	(1,343)	-	(102,703)
Rental income	-	4,100	-	38,200
Gain from insurance claims	-	-	-	481,513
Unrealized foreign exchange gain	24,617	43,808	276,351	320,488
Gain on disposal of property, plant and equipment	-	2,488	-	163,644
Gain on forgiveness of debts	162,266	-	162,266	-
Interest income	9,666	21,533	21,489	60,342
Other income (expense)	374	(696)	7,000	4,641
Total other income, net	196,923	69,890	467,106	966,125

LOSS BEFORE INCOME TAXES	(513,069)	(1,146,380)	(2,366,700)	(3,485,994)

Income tax expense	-	-	-	-

NET LOSS	(513,069)	(1,146,380)	(2,366,700)	(3,485,994)

Net loss attributable to non-controlling interest	(9)	(9)	(2,709)	(36)
Net loss attributable to Verde Resources Inc., shareholders	(513,060)	(1,146,371)	(2,363,991)	(3,485,958)

	$(513,069)	$(1,146,380)	$(2,366,700)	$(3,485,994)

Other comprehensive loss:
Foreign currency adjustment loss	(13,899)	(9,717)	(61,560)	(48,739)

COMPREHENSIVE LOSS	$(526,968)	$(1,156,097)	$(2,428,260)	$(3,534,733)
Net loss per share, basic and diluted	$0.00	$0.00	$0.00	$0.00
Weighted average common stock outstanding, basic and diluted (revised)	1,300,484,563	1,250,825,325	1,283,714,014	1,238,271,472

See accompanying notes to unaudited condensed consolidated financial statements.

VERDE RESOURCES, INC.

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

(Currency expressed in United States Dollars (“US$”))

	Nine months ended March 31,
	2026	2025
		(revised)
Cash flows from operating activities:
Net loss	$(2,366,700)	$(3,485,994)

Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property, plant and equipment	170,611	194,347
Amortization	77,143	77,143
Stock-based compensation-nonemployee	708,367	997,468
Stock-based compensation-employee	128,913	294,012
Stock-based compensation-director	24,855	-
Finance cost interest element of promissory notes (non-cash)	-	84,718
Operating lease expense	42,310	27,214
Impairment on property	-	137,632
Impairment on assets held for sale	-	5,867
Gain on forgiveness of debts	(162,266)	-
Unrealized foreign exchange gain	(276,351)	(320,488)
Gain from insurance claim	-	(481,513)
Loss from disposal of asset held for sale	-	2,876
Gain on disposal of property, plant and equipment	-	(163,644)
Changes in operating assets and liabilities:
Accounts receivable	(276,547)	(121,401)
Other receivables (deposits)	6,496	(51,237)
Prepayments	(38,549)	(10,130)
Inventories	1,299	31,358
Accounts payables	(3,000)	(11,408)
Accrued liabilities and other payables	(397,911)	(8,643)
Advances (to) from director	(206,319)	327,169
Advances from (to) related parties	943	(89,390)
Repayment of operating lease liabilities	(36,319)	(27,214)
Net cash used in operating activities	(2,603,025)	(2,591,258)

Cash flows from investing activities:
Proceeds from disposal of assets held for sale	-	943,300
Proceeds from disposal of property, plant and equipment	-	947,015
Proceeds from insurance recoveries	-	541,221
Withdrawal of short-term investments, net	1,276,484	250,000
Purchase of property, plant and equipment	-	(361)
Net cash provided by investing activities	1,276,484	2,681,175

Cash flows from financing activities:
Repayments of lease liabilities	-	(712,140)
Repayments of bank loan	-	(211,440)
Proceeds from issuance of common stock	2,448,000	1,319,000
Cash outflow arising from cancellation of common stock	-	(65,000)
Net cash provided by financing activities	2,448,000	330,420

Net cash provided by operating, investing and financing	1,121,459	420,337

Foreign currency translation adjustment	(12,995)	(10,111)

Net change in cash and cash equivalents	1,108,464	410,226

CASH AND CASH EQUIVALENTS, AT BEGINNING OF PERIOD	1,021,112	279,137

CASH AND CASH EQUIVALENTS, AT END OF PERIOD	$2,129,576	$689,363

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	$-	$-
Cash paid for interest	$-	$16,247

SUPPLEMENTAL NONCASH DISCLOSURE:
Shares issuance for employee compensation	$18,000	$294,012
Promissory note to related party settled by Company’s common stock	$-	$675,888

See accompanying notes to unaudited condensed consolidated financial statements.

VERDE RESOURCES, INC.

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF
CHANGES IN STOCKHOLDERS’ EQUITY

FOR THE THREE AND NINE MONTHS ENDED MARCH 31, 2026

(Currency expressed in United States Dollars (“US$”), except for number of shares)

	Common stock		Additional paid-in	Accumulated other comprehensive	Accumulated	Non controlling	stockholders’
	No. of shares	Amount	capital	loss	losses	interest	equity

Balance as of July 1, 2025	1,262,680,891	$1,262,680	$54,530,117	$(160,809)	$(18,263,181)	$(36)	$37,368,771

Shares issued for private placement	30,543,876	30,544	2,417,456	-	-	-	2,448,000
Share based compensation to employee	-	-	32,642	-	-	-	32,642
Share based compensation to director	-	-	16,691	-	-	-	16,691
Shares issued to service provider	1,000,000	1,000	94,000	-	-	-	95,000
Net loss for the period	-	-	-		(1,850,931)	(2,700)	(1,853,631)
Foreign currency translation adjustment	-	-	-	(47,661)	-	-	(47,661)

Balance as of December 31, 2025	1,294,224,767	$1,294,224	$57,090,906	(208,470)	$(20,114,112)	$(2,736)	$38,059,812
Share based compensation to director	-	-	8,164	-	-	-	8,164
Shares issued to employee	1,122,624	1,123	61,754	-	-	-	62,877
Shares issued to service provider	7,595,016	7,595	392,405	-	-	-	400,000
Net loss for the period	-	-	-	-	(513,060)	(9)	(513,069)
Foreign currency translation adjustment	-	-	-	(13,899)	-	-	(13,899)

Balance as of March 31, 2026	1,302,942,407	1,302,942	57,553,229	(222,369)	(20,627,172)	(2,745)	38,003,885

See accompanying notes to unaudited condensed consolidated financial statements.

VERDE RESOURCES, INC.

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF
CHANGES IN STOCKHOLDERS’ EQUITY (REVISED)

FOR THE THREE AND NINE MONTHS ENDED MARCH 31, 2025

(Currency expressed in United States Dollars (“US$”), except for number of shares)

	Common stock		Additional paid-in	Accumulated other comprehensive	Accumulated	Non controlling	Total stockholders’
	No. of shares	Amount	capital	loss	losses	interest	equity

Balance as of July 1, 2024	1,221,346,586	$1,221,346	$49,647,034	$(71,906)	$(13,480,204)	$-	$37,316,270

Shares issued for private placement	9,302,214	9,302	894,698	-	-	-	904,000
Shares issued to service provider	7,356,550	7,356	1,667,692	-	-	-	1,675,048
Shares issued to employee	2,070,000	2,070	243,245	-	-	-	245,315
Shares issued as settlement of promissory notes	9,655,542	9,656	666,232	-	-	-	675,888
Share based compensation to employee	-	-	92,044	-	-	-	92,044
Shares cancelled	(450,000)	(450)	(44,550)				(45,000)
Net loss for the period	-	-	-	-	(2,339,587)	(27)	(2,339,614)
Foreign currency translation adjustment	-	-	-	(39,022)	-	-	(39,022)

Balance as of December 31, 2024	1,249,280,892	1,249,280	53,166,395	(110,928)	(15,819,791)	(27)	38,484,929

Shares issued for private placement	4,088,888	4,089	410,911		-	-	415,000
Share based compensation to employee	-	-	92,331	-	-	-	92,331
Shares cancelled	(200,000)	(200)	(19,800)				(20,000)
Net loss for the period	-	-	-	-	(1,146,371)	(9)	(1,146,380)
Foreign currency translation adjustment	-	-	-	(9,717)	-	-	(9,717)

Balance as of March 31, 2025	1,253,169,780	1,253,169	53,649,837	(120,645)	(16,966,162)	(36)	37,816,163

See accompanying notes to unaudited condensed consolidated financial statements.

VERDE RESOURCES, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE NINE MONTHS ENDED MARCH 31, 2026 AND 2025

(Currency expressed in United States Dollars (“US$”), except for number of shares)